INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Net (loss) / income (including non-controlling interests)	$ (2,391)	$ 5,330	$ 4,575
Income tax expense (benefit)	459	(349)	432
Income (loss) before tax	(1,932)	4,981	5,007
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	(468)	1,043	1,407
Permanent items	(993)	(421)	(522)
Rate changes	340	0	(94)
Net change in measurement of deferred tax assets	1,201	(1,301)	(281)
Tax effects of foreign currency translation	14	(47)	(157)
Tax credits	(9)	(17)	(66)
Other taxes	160	151	90
Others	214	243	55
Total income tax expense (benefit)	$ 459	$ (349)	$ 432